Organization and Principal Activities - Schedule of VIEs' Assets and Liabilities (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets	$ 9,460,109	$ 5,561,034	$ 64,784,005
Plant and equipment, net	797	1,503	250,886
Total assets	9,464,905	5,569,057	66,845,092
Total liabilities	$ (3,059,919)	(3,048,953)	(1,963,972)
Net assets		11,353,962	11,316,561
Variable Interest Entity [Member]
Current assets		45,180,787	51,754,573
Plant and equipment, net		1,503	210,790
Other noncurrent assets		6,520	1,560,202
Total assets		45,188,810	53,525,565
Total liabilities		(45,964,142)	(2,111,670)
Net assets		$ (775,332)	$ 51,413,895